Horizon Defined Risk Fund
Schedule of Investments
February 28, 2026 (Unaudited)

COMMON STOCKS - 91.2%		Shares	Value
Aerospace & Defense - 2.3%
Axon Enterprise, Inc. (a)		1,179	$639,490
Boeing Co. (a)		12,394	2,820,007
General Electric Co.		17,732	6,068,954
Howmet Aerospace, Inc.		6,682	1,754,225
Huntington Ingalls Industries, Inc.		635	282,270
L3Harris Technologies, Inc.		3,095	1,128,251
Lockheed Martin Corp.		3,450	2,270,376
Northrop Grumman Corp.		2,231	1,616,092
RTX Corp.		22,025	4,462,706
Textron, Inc.		3,006	296,542
TransDigm Group, Inc.		912	1,188,144
			22,527,057

Air Freight & Logistics - 0.4%
CH Robinson Worldwide, Inc.		1,948	360,867
Expeditors International of Washington, Inc.		2,303	334,004
FedEx Corp.		3,654	1,414,098
United Parcel Service, Inc. - Class B		12,085	1,401,377
			3,510,346

Automobile Components - 0.0% (b)
Aptiv PLC (a)		3,783	278,202

Automobiles - 1.3%
Ford Motor Co.		64,375	907,044
General Motors Co.		16,451	1,294,858
Tesla, Inc. (a)		26,394	10,623,849
			12,825,751

Banks - 3.4%
Bank of America Corp.		109,519	5,457,332
Citigroup, Inc.		31,041	3,420,408
Citizens Financial Group, Inc.		7,221	434,632
Fifth Third Bancorp		11,070	547,633
Huntington Bancshares, Inc.		24,027	403,654
JPMorgan Chase & Co. (c)		46,240	13,885,872
KeyCorp		16,464	341,463
M&T Bank Corp.		2,728	591,921
PNC Financial Services Group, Inc.		6,536	1,387,920
Regions Financial Corp.		15,034	418,396
Truist Financial Corp.		21,749	1,072,443
US Bancorp		25,791	1,409,736
Wells Fargo & Co.		54,391	4,430,147
			33,801,557

Beverages - 1.1%
Brown-Forman Corp. - Class B		2,998	86,522
Coca-Cola Co.		64,038	5,222,939
Constellation Brands, Inc. - Class A		2,560	404,121
Keurig Dr Pepper, Inc.		19,738	597,667
Molson Coors Brewing Co. - Class B		2,838	139,034
Monster Beverage Corp. (a)		11,572	987,092
PepsiCo, Inc.		22,669	3,847,836
			11,285,211

Biotechnology - 1.8%
AbbVie, Inc. (c)		29,187	6,773,719
Amgen, Inc.		8,850	3,435,216
Biogen, Inc. (a)		2,408	461,902
Gilead Sciences, Inc.		20,603	3,068,817
Incyte Corp. (a)		2,632	266,543
Moderna, Inc. (a)		5,591	299,510
Regeneron Pharmaceuticals, Inc.		1,723	1,346,817
Vertex Pharmaceuticals, Inc. (a)		4,220	2,096,623
			17,749,147

Broadline Retail - 2.6%
Amazon.com, Inc. (a)(c)		120,023	25,204,830
eBay, Inc.		7,914	719,066
			25,923,896

Building Products - 0.5%
Allegion PLC		1,425	229,639
AO Smith Corp.		1,946	151,788
Builders FirstSource, Inc. (a)		1,896	197,734
Carrier Global Corp.		13,348	859,611
Johnson Controls International PLC		10,907	1,573,880
Lennox International, Inc.		514	292,949
Masco Corp.		3,498	250,527
Trane Technologies PLC		3,687	1,704,574
			5,260,702

Capital Goods - 0.2%
Generac Holdings, Inc. (a)		975	219,736
General Dynamics Corp.		4,174	1,490,327
Stanley Black & Decker, Inc.		2,542	219,857
			1,929,920

Capital Markets - 3.1%
Ameriprise Financial, Inc.		1,574	739,969
Ares Management Corp. - Class A		3,329	372,881
Bank of New York Mellon Corp.		11,859	1,412,407
Blackrock, Inc.		2,387	2,537,930
Blackstone, Inc.		12,095	1,371,210
CBOE Global Markets, Inc.		1,722	516,118
Charles Schwab Corp.		28,178	2,682,546
CME Group, Inc.		5,933	1,895,593
Coinbase Global, Inc. - Class A (a)		3,687	648,359
FactSet Research Systems, Inc.		612	132,688
Franklin Resources, Inc.		5,106	135,513
Goldman Sachs Group, Inc.		5,141	4,419,049
Interactive Brokers Group, Inc. - Class A		7,250	516,128
Intercontinental Exchange, Inc.		9,492	1,557,922
Invesco, Ltd.		7,400	194,324
KKR & Co., Inc.		11,155	978,070
Moody's Corp.		2,548	1,216,899
Morgan Stanley		20,457	3,406,295
MSCI, Inc.		1,272	727,368
Nasdaq, Inc.		6,838	598,872
Raymond James Financial, Inc.		3,035	464,598
Robinhood Markets, Inc. - Class A (a)		12,575	953,814
S&P Global, Inc.		5,184	2,290,706
T. Rowe Price Group, Inc.		3,663	346,630
			30,115,889

Chemicals - 1.1%
Air Products & Chemicals, Inc.		3,656	1,007,850
CF Industries Holdings, Inc.		2,869	285,580
Corteva, Inc.		11,329	907,679
Dow, Inc.		11,629	357,359
DuPont de Nemours, Inc.		6,905	345,526
Ecolab, Inc.		4,142	1,277,186
Linde PLC		7,845	3,985,888
LyondellBasell Industries NV - Class A		4,274	245,840
Mosaic Co.		5,243	145,965
PPG Industries, Inc.		3,826	471,631
Sherwin-Williams Co.		3,813	1,382,556
			10,413,060

Commercial Services & Supplies - 0.5%
Cintas Corp.		5,662	1,138,798
Copart, Inc. (a)		14,498	552,229
Republic Services, Inc.		3,343	765,547
Rollins, Inc.		4,635	282,225
Veralto Corp.		4,078	397,320
Waste Management, Inc.		6,028	1,451,783
			4,587,902

Communications Equipment - 1.0%
Arista Networks, Inc. (a)		17,083	2,280,580
Ciena Corp. (a)		2,358	822,235
Cisco Systems, Inc.		65,869	5,233,951
F5, Inc. (a)		942	255,621
Motorola Solutions, Inc.		2,740	1,321,392
			9,913,779

Construction & Engineering - 0.3%
Comfort Systems USA, Inc.		606	866,198
EMCOR Group, Inc.		715	518,103
Quanta Services, Inc.		2,419	1,362,091
			2,746,392

Construction Materials - 0.1%
Martin Marietta Materials, Inc.		997	674,540
Vulcan Materials Co.		2,163	670,530
			1,345,070

Consumer Finance - 0.5%
American Express Co.		9,142	2,823,964
Capital One Financial Corp.		10,522	2,058,524
Synchrony Financial		6,415	443,341
			5,325,829

Consumer Staples Distribution & Retail - 2.0%
Costco Wholesale Corp.		7,309	7,387,864
Dollar General Corp.		3,626	566,526
Dollar Tree, Inc. (a)		3,329	421,052
Kroger Co.		11,000	750,640
Sysco Corp.		8,080	736,573
Target Corp.		7,563	860,594
Walmart, Inc.		71,733	9,178,237
			19,901,486

Containers & Packaging - 0.2%
Amcor PLC		4,776	231,302
Avery Dennison Corp.		1,316	258,396
Ball Corp.		4,928	330,817
International Paper Co.		8,707	379,190
Packaging Corp. of America		1,461	339,156
Smurfit WestRock PLC		8,169	384,025
			1,922,886

Distributors - 0.0% (b)
Genuine Parts Co.		2,289	272,986
Pool Corp.		614	139,489
			412,475

Diversified Telecommunication Services - 0.3%
AT&T, Inc.		118,735	3,325,767

Electric Utilities - 0.5%
Alliant Energy Corp.		4,226	305,709
Constellation Energy Corp.		5,153	1,699,871
Edison International		6,393	477,813
Evergy, Inc.		3,795	317,490
Eversource Energy		6,049	460,994
FirstEnergy Corp.		8,473	433,479
NRG Energy, Inc.		3,337	597,189
Pinnacle West Capital Corp.		1,866	187,160
PPL Corp.		12,201	475,595
			4,955,300

Electrical Equipment - 1.0%
AMETEK, Inc.		3,818	913,342
Eaton Corp. PLC		6,506	2,445,736
Emerson Electric Co.		9,316	1,404,387
GE Vernova, Inc.		4,544	3,969,638
Hubbell, Inc.		874	447,165
Rockwell Automation, Inc.		1,850	753,782
			9,934,050

Electronic Equipment, Instruments & Components - 0.9%
Amphenol Corp. - Class A		20,023	2,924,559
CDW Corp.		2,188	268,336
Corning, Inc.		12,739	1,915,691
Jabil, Inc.		1,796	475,922
Keysight Technologies, Inc. (a)		2,850	875,890
TE Connectivity PLC		4,924	1,133,259
Teledyne Technologies, Inc. (a)		756	514,912
Trimble, Inc. (a)		4,054	271,091
Zebra Technologies Corp. - Class A (a)		836	187,231
			8,566,891

Energy - 0.2%
ONEOK, Inc.		10,254	848,724
Williams Cos., Inc.		20,152	1,505,757
			2,354,481

Energy Equipment & Services - 0.3%
Baker Hughes & GE Co. - Class A		16,361	1,067,719
Halliburton Co.		14,349	516,564
SLB Ltd.		23,166	1,189,342
			2,773,625

Entertainment - 1.3%
Electronic Arts, Inc.		3,916	785,432
Live Nation Entertainment, Inc. (a)		2,583	418,808
Netflix, Inc. (a)(c)		70,579	6,792,523
Take-Two Interactive Software, Inc. (a)		2,701	571,207
TKO Group Holdings, Inc.		1,084	242,675
Walt Disney Co.		29,888	3,169,324
Warner Bros Discovery, Inc. (a)		36,934	1,040,431
			13,020,400

Financial Services - 3.7%
Apollo Global Management, Inc.		7,383	772,262
Berkshire Hathaway, Inc. - Class B (a)(c)		30,261	15,280,292
Block, Inc. (a)		8,786	559,668
Corpay, Inc. (a)		1,139	370,289
Fidelity National Information Services, Inc.		8,753	446,053
Fiserv, Inc. (a)		9,400	585,526
Global Payments, Inc.		4,083	312,186
Jack Henry & Associates, Inc.		1,193	193,815
MasterCard, Inc. - Class A (c)		13,423	6,942,510
Northern Trust Corp.		3,230	462,180
PayPal Holdings, Inc.		16,351	755,580
State Street Corp.		4,760	612,231
Visa, Inc. - Class A (c)		28,458	9,110,544
			36,403,136

Food Products - 0.5%
Archer-Daniels-Midland Co.		7,904	545,692
Bunge Global SA		2,193	264,585
Campbell's Co.		3,239	87,291
Conagra Brands, Inc.		7,887	151,825
General Mills, Inc.		9,105	411,819
Hershey Co.		2,428	573,688
Hormel Foods Corp.		4,793	122,701
J M Smucker Co.		1,747	202,565
Kraft Heinz Co.		14,419	354,851
Lamb Weston Holdings, Inc.		2,346	113,054
McCormick & Co., Inc.		4,159	295,455
Mondelez International, Inc. - Class A		21,388	1,317,073
Tyson Foods, Inc. - Class A		4,719	306,688
			4,747,287

Gas Utilities - 0.1%
Atmos Energy Corp.		2,614	488,269

Ground Transportation - 0.9%
CSX Corp.		31,885	1,361,171
JB Hunt Transport Services, Inc.		1,302	303,900
Norfolk Southern Corp.		3,722	1,171,462
Old Dominion Freight Line, Inc.		3,094	628,237
Uber Technologies, Inc. (a)		34,545	2,605,384
Union Pacific Corp.		9,982	2,645,030
			8,715,184

Health Care - 0.0% (b)
ABIOMED INC (a)(d)		495	0

Health Care Equipment & Services - 0.2%
Medtronic PLC		21,195	2,069,904
Universal Health Services, Inc. - Class B		960	197,856
			2,267,760

Health Care Equipment & Supplies - 1.7%
Abbott Laboratories		28,679	3,336,802
Align Technology, Inc. (a)		1,148	218,235
Baxter International, Inc.		8,437	171,862
Becton Dickinson & Co.		4,738	836,162
Boston Scientific Corp. (a)		24,368	1,872,681
Cooper Cos., Inc. (a)		3,286	274,940
Dexcom, Inc. (a)		6,446	473,330
Edwards Lifesciences Corp. (a)		9,746	842,736
GE HealthCare Technologies, Inc.		7,545	635,817
Hologic, Inc. (a)		3,700	278,832
IDEXX Laboratories, Inc. (a)		1,339	879,361
Insulet Corp. (a)		1,144	282,122
Intuitive Surgical, Inc. (a)		5,868	2,954,597
ResMed, Inc.		2,407	616,818
Solventum Corp. (a)		2,274	168,731
STERIS PLC		1,610	406,283
Stryker Corp.		5,653	2,190,311
Zimmer Biomet Holdings, Inc.		3,285	323,375
			16,762,995

Health Care Providers & Services - 1.6%
Cardinal Health, Inc.		3,984	913,252
Cencora, Inc.		2,839	1,056,505
Centene Corp. (a)		8,192	367,657
Cigna Group		4,510	1,307,088
CVS Health Corp.		20,844	1,665,436
DaVita, Inc. (a)		716	111,911
Elevance Health, Inc.		3,816	1,221,120
HCA Healthcare, Inc.		2,938	1,556,259
Henry Schein, Inc. (a)		2,052	169,064
Humana, Inc.		1,976	376,507
Labcorp Holdings, Inc.		1,360	393,203
McKesson Corp.		2,056	2,030,033
Molina Healthcare, Inc. (a)		907	139,723
Quest Diagnostics, Inc.		1,816	384,829
UnitedHealth Group, Inc. (c)		15,209	4,460,343
			16,152,930

Hotels, Restaurants & Leisure - 1.8%
Airbnb, Inc. - Class A (a)		7,144	965,226
Booking Holdings, Inc.		530	2,246,856
Carnival Corp.		17,319	546,414
Chipotle Mexican Grill, Inc. (a)		22,410	834,100
Darden Restaurants, Inc.		1,924	411,447
Domino's Pizza, Inc.		558	224,601
DoorDash, Inc. - Class A (a)		5,579	984,526
Expedia Group, Inc.		2,029	437,635
Hilton Worldwide Holdings, Inc.		3,958	1,234,025
Las Vegas Sands Corp.		5,673	321,773
Marriott International, Inc. - Class A		3,765	1,286,613
McDonald's Corp.		11,809	4,027,578
MGM Resorts International (a)		3,690	136,013
Norwegian Cruise Line Holdings Ltd. (a)		7,271	180,248
Royal Caribbean Cruises Ltd.		4,070	1,265,607
Starbucks Corp.		18,777	1,840,522
Wynn Resorts Ltd.		1,469	158,931
Yum! Brands, Inc.		4,603	774,041
			17,876,156

Household Durables - 0.3%
DR Horton, Inc.		4,675	749,823
Garmin, Ltd.		2,535	640,924
Lennar Corp. - Class A		3,521	402,661
NVR, Inc. (a)		40	300,712
PulteGroup, Inc.		3,335	457,562
			2,551,682

Household Products - 0.9%
Church & Dwight Co., Inc.		4,058	425,522
Clorox Co.		2,027	257,753
Colgate-Palmolive Co.		13,414	1,329,864
Kimberly-Clark Corp.		5,474	610,023
Procter & Gamble Co. (c)		38,780	6,484,016
			9,107,178

Independent Power and Renewable Electricity Producers - 0.1%
AES Corp.		11,751	203,057
Vistra Corp.		5,613	976,045
			1,179,102

Industrial Conglomerates - 0.4%
3M Co.		8,966	1,482,259
Honeywell International, Inc.		10,743	2,616,887
			4,099,146

Insurance - 1.7%
Aflac, Inc.		8,176	923,316
Allstate Corp.		4,374	938,311
American International Group, Inc.		9,801	788,883
Aon PLC - Class A		3,552	1,191,589
Arch Capital Group Ltd. (a)		6,190	619,929
Arthur J Gallagher & Co.		4,181	954,104
Assurant, Inc.		837	192,167
Brown & Brown, Inc.		3,912	280,960
Chubb Ltd.		6,136	2,091,517
Cincinnati Financial Corp.		2,576	422,412
Erie Indemnity Co. - Class A		400	107,776
Everest Group Ltd.		696	233,501
Globe Life, Inc.		1,372	199,297
Hartford Insurance Group, Inc.		4,745	668,238
Loews Corp.		2,910	320,158
Marsh & McLennan Cos., Inc.		8,114	1,515,208
MetLife, Inc.		9,563	689,205
Principal Financial Group, Inc.		3,472	331,298
Progressive Corp.		9,679	2,068,015
Prudential Financial, Inc.		5,845	575,031
Travelers Cos., Inc.		3,728	1,150,610
Willis Towers Watson PLC		1,636	499,258
WR Berkley Corp.		4,955	355,274
			17,116,057

Interactive Media & Services - 6.1%
Alphabet, Inc. - Class A (c)		77,591	24,189,770
Alphabet, Inc. - Class C (c)		63,018	19,625,696
Match Group, Inc.		4,140	130,824
Meta Platforms, Inc. - Class A (c)		24,493	15,875,873
			59,822,163

IT Services - 0.8%
Accenture PLC - Class A		10,337	2,157,539
Akamai Technologies, Inc. (a)		2,473	243,318
Cognizant Technology Solutions Corp. - Class A		8,170	526,393
EPAM Systems, Inc. (a)		925	130,425
Gartner, Inc. (a)		1,259	197,915
GoDaddy, Inc. - Class A (a)		2,322	202,386
International Business Machines Corp.		15,282	3,670,889
VeriSign, Inc.		1,330	303,160
			7,432,025

Leisure Products - 0.0% (b)
Hasbro, Inc.		2,157	214,816

Life Sciences Tools & Services - 0.9%
Agilent Technologies, Inc.		4,710	571,700
Bio-Techne Corp.		2,604	153,636
Charles River Laboratories International, Inc. (a)		835	149,039
Danaher Corp.		10,577	2,227,939
IQVIA Holdings, Inc. (a)		2,752	492,085
Mettler-Toledo International, Inc. (a)		330	451,008
Revvity, Inc.		1,999	196,522
Thermo Fisher Scientific, Inc.		6,298	3,281,951
Waters Corp. (a)		1,612	514,754
West Pharmaceutical Services, Inc.		1,180	300,121
			8,338,755

Machinery - 1.9%
Caterpillar, Inc.		7,875	5,849,786
Cummins, Inc.		2,257	1,317,795
Deere & Co.		4,166	2,623,372
Dover Corp.		2,258	509,179
Fortive Corp.		5,635	333,592
IDEX Corp.		1,245	260,790
Illinois Tool Works, Inc.		4,399	1,278,481
Ingersoll Rand, Inc.		6,650	626,031
Nordson Corp.		887	260,281
Otis Worldwide Corp.		6,551	606,361
PACCAR, Inc.		8,662	1,092,192
Parker-Hannifin Corp.		2,111	2,130,379
Pentair PLC		2,717	269,499
Snap-on, Inc.		855	329,363
Wabtec Corp.		2,817	743,547
Xylem, Inc.		4,001	518,370
			18,749,018

Materials - 0.7%
Albemarle Corp.		1,934	345,548
CRH PLC		10,777	1,293,024
Freeport-McMoRan, Inc.		23,759	1,617,513
International Flavors & Fragrances, Inc.		4,215	346,599
Newmont Goldcorp Corp.		18,820	2,446,600
Nucor Corp.		3,876	685,587
			6,734,871

Media - 0.4%
Charter Communications, Inc. - Class A (a)		1,578	370,246
Comcast Corp. - Class A		62,371	1,931,006
Fox Corp. - Class A		3,588	202,148
Fox Corp. - Class B		2,165	111,996
News Corp. - Class A		6,241	151,594
News Corp. - Class B		1,828	48,954
Omnicom Group, Inc.		5,356	456,813
Paramount Skydance Corp.		3,857	52,108
Trade Desk, Inc. - Class A (a)		7,521	179,150
			3,504,015

Metals & Mining - 0.1%
Steel Dynamics, Inc.		2,329	449,800

Multi-Utilities - 0.2%
Ameren Corp.		4,450	504,096
CenterPoint Energy, Inc.		10,770	468,495
CMS Energy Corp.		4,935	385,276
DTE Energy Co.		3,417	506,536
NiSource, Inc.		7,761	367,095
			2,231,498

Oil, Gas & Consumable Fuels - 3.0%
APA Corp.		6,105	185,409
Chevron Corp.		32,311	6,034,402
ConocoPhillips		21,092	2,393,098
Coterra Energy, Inc.		12,164	372,097
Devon Energy Corp.		10,854	472,475
Diamondback Energy, Inc.		3,077	535,644
EOG Resources, Inc.		9,290	1,152,703
EQT Corp.		9,857	605,417
Expand Energy Corp.		3,524	380,310
Exxon Mobil Corp. (c)		71,994	10,979,085
Kinder Morgan, Inc.		31,973	1,063,742
Marathon Petroleum Corp.		5,215	1,033,665
Occidental Petroleum Corp.		11,162	592,479
Phillips 66		6,818	1,052,222
Targa Resources Corp.		3,592	846,993
Texas Pacific Land Corp.		889	466,094
Valero Energy Corp.		5,223	1,068,835
			29,234,670

Passenger Airlines - 0.2%
Delta Air Lines, Inc.		10,602	696,551
Southwest Airlines Co.		9,790	482,256
United Airlines Holdings, Inc. (a)		5,427	576,890
			1,755,697

Personal Care Products - 0.1%
Estee Lauder Cos., Inc. - Class A		3,849	421,350
Kenvue, Inc.		31,716	606,410
			1,027,760

Pharmaceuticals - 3.5%
Bristol-Myers Squibb Co.		33,550	2,092,514
Eli Lilly & Co. (c)		12,989	13,664,298
Johnson & Johnson (c)		39,813	9,890,744
Merck & Co., Inc. (c)		41,831	5,179,514
Pfizer, Inc.		93,730	2,591,634
Viatris, Inc.		19,726	294,509
Zoetis, Inc.		7,397	969,747
			34,682,960

Professional Services - 0.4%
Automatic Data Processing, Inc.		6,696	1,435,355
Broadridge Financial Solutions, Inc.		1,923	357,428
Equifax, Inc.		2,036	425,443
Jacobs Solutions, Inc.		2,015	277,788
Leidos Holdings, Inc.		2,158	377,866
Paychex, Inc.		5,285	494,940
Paycom Software, Inc.		768	96,637
Verisk Analytics, Inc.		2,316	480,732
			3,946,189

Real Estate Management & Development - 0.1%
CBRE Group, Inc. - Class A (a)		4,877	720,138
CoStar Group, Inc. (a)		6,965	310,848
			1,030,986

Semiconductors & Semiconductor Equipment - 13.3%
Advanced Micro Devices, Inc. (a)		26,792	5,364,026
Analog Devices, Inc.		8,196	2,916,055
Applied Materials, Inc.		13,434	5,001,478
Broadcom, Inc. (c)		77,520	24,771,516
First Solar, Inc. (a)		1,757	346,480
Intel Corp. (a)		71,614	3,266,315
KLA Corp.		2,177	3,318,945
Lam Research Corp.		21,218	4,962,678
Microchip Technology, Inc.		8,873	662,281
Micron Technology, Inc.		18,412	7,592,556
Monolithic Power Systems, Inc.		779	890,195
NVIDIA Corp. (c)		355,791	63,042,607
NXP Semiconductors NV		4,190	951,172
ON Semiconductor Corp. (a)		6,963	462,900
Qnity Electronics, Inc.		3,452	437,576
QUALCOMM, Inc.		18,286	2,603,195
Skyworks Solutions, Inc.		2,642	157,410
Teradyne, Inc.		2,681	858,000
Texas Instruments, Inc.		15,050	3,192,256
			130,797,641

Software - 7.2%
Adobe, Inc. (a)		7,167	1,880,693
AppLovin Corp. - Class A (a)		4,192	1,822,556
Autodesk, Inc. (a)		3,531	868,167
Cadence Design Systems, Inc. (a)		4,517	1,361,424
Crowdstrike Holdings, Inc. - Class A (a)		4,050	1,506,519
Datadog, Inc. - Class A (a)		5,232	585,775
Fair Isaac Corp. (a)		387	545,422
Fortinet, Inc. (a)		10,511	830,684
Gen Digital, Inc.		8,962	202,272
Intuit, Inc.		4,607	1,884,401
Microsoft Corp. (c)		105,510	41,437,997
Oracle Corp.		26,788	3,894,975
Palantir Technologies, Inc. - Class A (a)		33,894	4,649,918
Palo Alto Networks, Inc. (a)		10,937	1,628,738
PTC, Inc. (a)		1,977	309,579
Roper Technologies, Inc.		1,753	613,077
Salesforce, Inc.		15,818	3,081,188
ServiceNow, Inc. (a)		16,938	1,829,473
Synopsys, Inc. (a)		3,035	1,256,490
Tyler Technologies, Inc. (a)		693	245,800
Workday, Inc. - Class A (a)		3,525	471,504
			70,906,652

Specialty Retail - 1.8%
AutoZone, Inc. (a)		259	972,695
Best Buy Co., Inc.		3,204	198,552
Carvana Co. (a)		2,267	757,541
Home Depot, Inc. (c)		16,418	6,250,661
Lowe's Cos., Inc.		9,302	2,461,030
O'Reilly Automotive, Inc. (a)		14,182	1,331,406
Ross Stores, Inc.		5,446	1,119,915
TJX Cos., Inc.		18,580	3,003,643
Tractor Supply Co.		8,832	457,851
Ulta Beauty, Inc. (a)		754	516,332
Williams-Sonoma, Inc.		2,027	416,852
			17,486,478

Tech Hardware & Semiconductors - 0.1%
Sandisk Corp. (a)		2,168	1,377,460

Technology Hardware, Storage & Peripherals - 6.3%
Apple, Inc. (c)		215,469	56,922,600
Dell Technologies, Inc. - Class C		5,149	762,464
Hewlett Packard Enterprise Co.		21,713	466,178
HP, Inc.		15,505	294,440
NetApp, Inc.		3,350	331,751
Seagate Technology Holdings PLC		3,492	1,424,177
Super Micro Computer, Inc. (a)		8,322	269,550
Western Digital Corp.		5,742	1,606,037
			62,077,197

Telecommunication Services - 0.5%
T-Mobile US, Inc.		7,919	1,719,136
Verizon Communications, Inc.		69,621	3,490,797
			5,209,933

Textiles, Apparel & Luxury Goods - 0.3%
Deckers Outdoor Corp. (a)		2,501	293,292
Lululemon Athletica, Inc. (a)		1,841	340,898
Nike, Inc. - Class B		19,529	1,214,313
Ralph Lauren Corp. - Class A		646	234,240
Tapestry, Inc.		3,416	531,086
			2,613,829

Tobacco - 0.7%
Altria Group, Inc.		28,020	1,934,501
Philip Morris International, Inc.		25,705	4,802,465
			6,736,966

Trading Companies & Distributors - 0.3%
Fastenal Co.		18,951	872,504
United Rentals, Inc.		1,061	891,240
WW Grainger, Inc.		719	823,061
			2,586,805

Utilities - 1.5%
American Electric Power Co., Inc.		8,807	1,178,553
Consolidated Edison, Inc.		5,722	643,839
Dominion Energy, Inc.		13,885	876,699
Duke Energy Corp.		12,825	1,678,151
Entergy Corp.		7,081	758,446
Exelon Corp.		16,619	822,142
NextEra Energy, Inc.		33,999	3,188,086
PG&E Corp.		36,273	689,187
Public Service Enterprise Group, Inc.		8,229	708,270
Sempra		10,470	1,007,947
Southern Co.		18,117	1,764,233
WEC Energy Group, Inc.		5,238	612,637
Xcel Energy, Inc.		9,493	791,337
			14,719,527

Water Utilities - 0.0% (b)
American Water Works Co., Inc.		3,212	436,928
TOTAL COMMON STOCKS (Cost $609,275,767)			898,278,592

EXCHANGE TRADED FUNDS - 5.8%		Shares	Value
Roundhill Magnificent Seven ETF (e)		941,959	57,789,185
TOTAL EXCHANGE TRADED FUNDS (Cost $63,350,756)			57,789,185

REAL ESTATE INVESTMENT TRUSTS - 1.8%		Shares	Value
Equity Real Estate Investment Trusts (REITs) - 0.1%
VICI Properties, Inc.		17,435	526,711

Health Care REITs - 0.3%
Alexandria Real Estate Equities, Inc.		2,541	137,316
Healthpeak Properties, Inc.		11,562	204,416
Ventas, Inc.		7,220	622,075
Welltower, Inc.		10,065	2,084,663
			3,048,470

Hotel & Resort REITs - 0.0% (b)
Host Hotels & Resorts, Inc.		11,559	226,441

Industrial REITs - 0.2%
Prologis, Inc.		15,315	2,183,460

Office REITs - 0.0% (b)
BXP, Inc.		2,394	137,846

Residential REITs - 0.2%
AvalonBay Communities, Inc.		2,337	414,187
Camden Property Trust		1,750	189,595
Equity Residential		5,637	356,315
Essex Property Trust, Inc.		1,046	266,845
Invitation Homes, Inc.		9,419	248,096
Mid-America Apartment Communities, Inc.		1,921	257,145
UDR, Inc.		4,960	186,000
			1,918,183

Retail REITs - 0.3%
Federal Realty Investment Trust		1,266	137,703
Kimco Realty Corp.		11,227	264,396
Realty Income Corp.		14,464	969,088
Regency Centers Corp.		2,686	212,194
Simon Property Group, Inc.		5,063	1,032,092
			2,615,473

Specialized REITs - 0.7%
American Tower Corp.		7,718	1,480,775
Crown Castle, Inc.		7,171	642,091
Digital Realty Trust, Inc.		5,220	924,984
Equinix, Inc.		1,592	1,551,022
Extra Space Storage, Inc.		3,495	527,850
Iron Mountain, Inc.		4,841	524,426
Public Storage		2,590	795,285
SBA Communications Corp.		1,763	354,645
Weyerhaeuser Co.		11,990	294,115
			7,095,193
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $16,143,049)			17,751,777

PURCHASED OPTIONS - 1.7% (a)	Notional Amount	Contracts	Value
Put Options - 1.7%
S&P 500 Index (f)(g)
Expiration: 03/20/2026; Exercise Price: $6,725.00	312,989,040	455	2,786,875
Expiration: 04/17/2026; Exercise Price: $6,825.00	309,549,600	450	5,933,250
Expiration: 05/15/2026; Exercise Price: $6,775.00	343,944,000	500	7,787,500
TOTAL PURCHASED OPTIONS (Cost $23,057,155)			16,507,625

RIGHTS - 0.0% (b)		Shares	Value
SYCAMORE PARTNERS LLC -RIGHT, Expires 08/28/2026, Exercise Price $3.00 (a)(d)		11,159	0
TOTAL RIGHTS (Cost $0)			0

SHORT-TERM INVESTMENTS
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 5.7%		Shares	Value
First American Government Obligations Fund - Class X, 3.60% (h)		56,010,750	56,010,750
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $56,010,750)			56,010,750

MONEY MARKET FUNDS - 0.5%		Shares	Value
First American Government Obligations Fund - Class X, 3.60% (h)		5,202,148	5,202,148
TOTAL MONEY MARKET FUNDS (Cost $5,202,148)			5,202,148

TOTAL INVESTMENTS - 106.7% (Cost $773,039,625)			1,051,540,077
Liabilities in Excess of Other Assets - (6.7)%			(66,391,469)
TOTAL NET ASSETS - 100.0%			$985,148,608

Percentages are stated as a percent of net assets.

LLC - Limited Liability Company
PLC - Public Limited Company
REIT - Real Estate Investment Trust

The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

(a)	Non-income producing security.
(b)	Represents less than 0.05% of net assets.
(c)	All or a portion of the security has been pledged as collateral for written options.
(d)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $0 or 0.0% of net assets as of February 28, 2026.

(e)	All or a portion of this security is on loan as of February 28, 2026. The fair value of these securities was $53,902,110.
(f)	Exchange-traded.
(g)	100 shares per contract.
(h)	The rate shown represents the 7-day annualized yield as of February 28, 2026.

Horizon Defined Risk Fund
Schedule of Written Options
February 28, 2026 (Unaudited)

WRITTEN OPTIONS - (1.1)%	Notional Amount	Contracts	Value
Call Options - (0.5)%
S&P 500 Index (a)(b)
Expiration: 03/20/2026; Exercise Price: $7,100.00	$(312,989,040)	(455)	$(511,875)
Expiration: 04/17/2026; Exercise Price: $7,225.00	(309,549,600)	(450)	(909,000)
Expiration: 05/15/2026; Exercise Price: $7,150.00	(343,944,000)	(500)	(4,022,500)
Total Call Options			(5,443,375)

Put Options - (0.6)%
S&P 500 Index (a)(b)
Expiration: 03/20/2026; Exercise Price: $6,225.00	(312,989,040)	(455)	(571,025)
Expiration: 04/17/2026; Exercise Price: $6,275.00	(309,549,600)	(450)	(1,923,750)
Expiration: 05/15/2026; Exercise Price: $6,250.00	(343,944,000)	(500)	(3,335,000)
Total Put Options			(5,829,775)
TOTAL WRITTEN OPTIONS (Premiums received $20,997,589)			$(11,273,150)

Percentages are stated as a percent of net assets.

(a)	Exchange-traded.
(b)	100 shares per contract.

Summary of Fair Value Disclosure as of February 28, 2026 (Unaudited)

Horizon Defined Risk Fund (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of February 28, 2026:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks	$898,278,592	$–	$0	$898,278,592
Exchange Traded Funds	57,789,185	–	–	57,789,185
Real Estate Investment Trusts	17,751,777	–	–	17,751,777
Purchased Options	–	16,507,625	–	16,507,625
Rights	–	–	0	0
Investments Purchased with Proceeds from Securities Lending	56,010,750	–	–	56,010,750
Money Market Funds	5,202,148	–	–	5,202,148
Total Investments	$1,035,032,452	$16,507,625	$0	$1,051,540,077

Liabilities:
Investments:
Written Options	$–	$(11,273,150)	$–	$(11,273,150)
Total Investments	$–	$(11,273,150)	$–	$(11,273,150)

Refer to the Schedule of Investments for further disaggregation of investment categories.

Fair Value Measurement Using Significant Unobservable Inputs	Level 3
Beginning balance as of November 30, 2025	$0
Ending balance as of February 28, 2026	$0
$0
Change in unrealized appreciation/depreciation still held as of February 28, 2026	$0
0